Acquisitions - Additional Information (Details) $ / shares in Units, $ in Thousands				1 Months Ended			3 Months Ended		12 Months Ended
	Jun. 01, 2015 USD ($)	Oct. 15, 2014 USD ($)	Oct. 02, 2014 USD ($)	Dec. 29, 2015 USD ($)	Dec. 18, 2015 USD ($)	Dec. 01, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Oct. 31, 2015 Number
Business Acquisition [Line Items]
Business Acquisitions Purchase Price Allocation Goodwill Amount							$ 51,000		$ 34,500
Business Acquisitions Purchase Price Allocation Intangible Assets Other Than Goodwill							$ 32,000		$ 31,800
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Grants In Period | shares							191,691		229,265
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Grants In Period, Weighted Average Grant Date Fair Value | $ / shares							$ 39.48		$ 28.74
Business Combination GoodWill Tax Deductible Portion							$ 84,000
Business Combination, Acquired Receivables, Fair Value							177,000
Business Combination, Acquired Receivables, Gross Contractual Amount							186,000
Business Combination, Acquired Receivables, Estimated Uncollectible							9,000
Revenue, Net							976,480	$ 596,042	$ 2,515,169	$ 2,326,905	$ 2,240,723
Net Income (Loss) Attributable To Parent							$ 7,118	$ 12,907	$ 62,277	$ 53,846	$ 72,607
Number Of Vendors							26
Applicators Sales Service [Member]
Business Acquisition [Line Items]
Business Acquisition, sales reported by acquired entity for last annual period			$ 48,000
Wholesale Roofing Supply [Member]
Business Acquisition [Line Items]
Business Acquisition, sales reported by acquired entity for last annual period		$ 34,000
ProCoat Systems, Inc. [Member]
Business Acquisition [Line Items]
Business Acquisition, sales reported by acquired entity for last annual period	$ 23,000
Roofing Supply Groups [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired							100.00%
Payments to Acquire Businesses, Gross							$ 288,000
Business Combination, Consideration Transferred, Other							307,000
Business Combination, Consideration Transferred, Liabilities Incurred							$ 574,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Grants In Period | shares							661,349
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Grants In Period, Weighted Average Grant Date Fair Value | $ / shares							$ 20.90
Revenue, Net							$ 340,000
Net Income (Loss) Attributable To Parent							(21,000)
Business Acquisition, Transaction Costs							29,500
Business Combination, Consideration Transferred, Total							$ 1,200
Rci Roofing Supply [Member]
Business Acquisition [Line Items]
Business Acquisition, sales reported by acquired entity for last annual period						$ 23,000
Roofing And Insulation Supply [Member]
Business Acquisition [Line Items]
Business Acquisition, sales reported by acquired entity for last annual period					$ 70,000
Business Acquisition, Percentage of Voting Interests Acquired					100.00%
Number Of Vendors					20
Statewide Wholesale [Member]
Business Acquisition [Line Items]
Business Acquisition, sales reported by acquired entity for last annual period				$ 15,000
RSG Acquisition [Member]
Business Acquisition [Line Items]
Number Of Business Locations | Number												85
Number of States Business Location | Number												25